UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976

Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847-520-0999

Signature, Place, and Date of Signing:

   /s/ Michael E. Leonetti             Buffalo Grove, IL         02/15/2004
   -----------------------             -----------------         ----------
        [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      55
                                                ---------------
Form 13F Information Table Value Total:        $        158,089
                                                ---------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        31-Dec-2003

                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
Aetna Inc                   COM            00817y108     7907      117000   SH           Sole                                117000
American Standard           COM            029712106      453        4500   SH           Sole               4500
Aramark Corp Cl B           CL B           038521100     3548      129400   SH           Sole              12000             117400
BB & T Corp Com             COM            054937107     7444      192650   SH           Sole              20000             172650
Bank One Corp               COM            06423A103      547       12000   SH           Sole              12000
Barrick Gold                COM            067901108     1687       74300   SH           Sole              15000              59300
Bed Bath & Beyond Inc       COM            075896100     5675      130900   SH           Sole              12000             118900
Biomet Inc                  COM            090613100     2946       80900   SH           Sole                                 80900
Black & Decker              COM            091797100      395        8000   SH           Sole               8000
Boeing Co                   COM            097023105      506       12000   SH           Sole              12000
Borg Warner Inc             COM            099724106     4343       51050   SH           Sole               6000              45050
Charter One Financial Inc   COM            160903100     2651       76717   SH           Sole                                 76717
Computer Sciences Corp      COM            205363104      619       14000   SH           Sole              14000
Conagra Foods Inc           COM            205887102     4520      171275   SH           Sole                                171275
Constellation Brands Cl A   CL A           21036p108     2443       74200   SH           Sole                                 74200
DST Systems Inc             COM            233326107      643       15400   SH           Sole                                 15400
Darden Restaurants Inc      COM            237194105     2912      138400   SH           Sole                                138400
Dean Foods Co               COM            242370104     7017      213492   SH           Sole              15000             198492
Diamonds Trust              UNIT SER 1     252787106     4497       43000   SH           Sole                                 43000
Dot Hill Systems Corp       COM            25848t109      315       20800   SH           Sole                                 20800
ExxonMobil Corp             COM            30231G102    11043      269350   SH           Sole                                269350
Fresh Del Monte Produce     COM            G36738105     1349       56600   SH           Sole                                 56600
Genentech Inc               COM            368710406      749        8000   SH           Sole               8000
Guitar Center               COM            402040109     1450       44500   SH           Sole                                 44500
H J Heinz Company           COM            423074103     2845       78100   SH           Sole               7500              70600
Hewlett-Packard Compaq      COM            428236103      345       15000   SH           Sole              15000
Honda Motor Ltd             AMERN SHS      438128308      338       15000   SH           Sole              15000
Hot Topic Inc Com           COM            441339108     1252       42500   SH           Sole               3750              38750
Imclone System Inc          COM            45245w109      397       10000   SH           Sole              10000
Intel Corp                  COM            458140100      322       10000   SH           Sole              10000
Labranche & Co  Inc         COM            505447102      245       21000   SH           Sole                                 21000
Leapfrog Enterprises Inc    CL A           52186n106     3570      134550   SH           Sole              10000             124550
Lear Corp                   COM            521865105     2692       43900   SH           Sole               8000              35900
Lehman Bros Holdings Inc    COM            524908100     5313       68800   SH           Sole               9000              59800
Microsoft Corp              COM            594918104     6530      237100   SH           Sole              15000             222100
Motorola Inc                COM            620076109      211       15000   SH           Sole              15000
Nasdaq 100 Tr Unit          UNIT SER 1     631100104     3247       89050   SH           Sole                                 89050
Newell Rubermaid Inc        COM            651229106      342       15000   SH           Sole              15000
Nextel Communications Inc   CL A           65332v103     3910      139350   SH           Sole               8750             130600
Nokia Corp                  SPONSORED ADR  654902204     3929      231100   SH           Sole              20000             211100
Oxford Health Plans Inc     COM            691471106     2288       52600   SH           Sole              10000              42600
Panera Bread Company        CL A           69840w108     1605       40600   SH           Sole                                 40600
Pepsi Bottling Group        COM            713409100     1453       60100   SH           Sole                                 60100
Sara Lee Corp               COM            803111103     4012      184800   SH           Sole                                184800
Spdr Tr Unit Ser 1          UNIT SER 1     78462F103     8324       74800   SH           Sole              10000              64800
Stericycle Inc              COM            858912108     4717      101000   SH           Sole               5500              95500
Sunrise Senior Living, Inc  COM            86768K106     2778       71700   SH           Sole              15000              56700
Target Corporation          COM            87612e106      307        8000   SH           Sole               8000
Tribune Co                  COM            896047107     5813      112650   SH           Sole              15000              97650
Walt Disney                 COM            254687106     3734      160050   SH           Sole              15000             145050
Waste Connections Inc       COM            941053100     3188       84400   SH           Sole                                 84400
Wells Fargo & Co            COM            949746101     1565       26575   SH           Sole                                 26575
YUM! Brands Inc.            COM            988498101     2337       67950   SH           Sole                                 67950
iShares Dividend Index Fund DJ SEL DIV INX 464287168     1524       28300   SH           Sole                                 28300
iShares Russell 2000
  Indx Fd                   RUSSELL 2000   464287655     3302       29800   SH           Sole                                 29800
                                                       ------
REPORT SUMMARY                       55 DATA RECORDS   158089                       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED